Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
10. Inventories

TCHF	December 31, 2023	December 31, 2022
Raw material	2,728	2,758
Finished goods	656	139

Gross inventories	3,384	2,897
Valuation allowance	(2,827)	(2,670)

Total	557	227

As of the reporting date, the Company’s inventory is mainly constituted by the Aviptadil active ingredient valued at its acquisition cost of TCHF 2,659. As the Aviptadil was manufactured prior to obtaining regulatory approval, the inventory was fully impaired in prior reporting periods. The remaining inventory consists mainly of active pharmaceutical ingredients and finished products for market supply.